CASH AND CASH EQUIVALENTS - Additional Information (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 378	€ 184
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 22	€ 22